SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Lived Assets [Line Items]
Total long-lived assets	$ 7,050,053	$ 6,097,508	$ 4,840,098
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	6,355,934	5,366,692	4,503,982
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	691,729	728,999	334,827
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 2,390	$ 1,817	$ 1,289